May 09, 2025
Tortoise Energy Infrastructure Total Return Fund
TORTOISE ENERGY INFRASTRUCTURE TOTAL RETURN FUND SUMMARY
Investment Objective
Tortoise Energy Infrastructure Total Return Fund, a series of Tortoise Capital Series Trust (the “Fund”), seeks total return.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Class shares of funds in the Tortoise fund family. Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information — Class Descriptions” section of the Fund’s Statutory Prospectus on page 41.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Tortoise Energy Infrastructure Total Return Fund - USD ($)	A Class		Institutional Class	C Class		T Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%		none	none		2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of initial investment or the value of the investment at redemption, whichever is lower)	none	[1]	none	1.00%	[2]	none
Redemption Fee	none		none	none		none
[1]	No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions. If imposed, the CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial value of the shares redeemed and the value of shares redeemed at the time of redemption.
[2]	The CDSC applies to redemptions made within 12 months of purchase and will be assessed on an amount equal to the lesser of the initial investment of the shares redeemed and the value of the shares redeemed at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tortoise Energy Infrastructure Total Return Fund		A Class	Institutional Class	C Class	T Class
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	1.00%	0.25%
Other Expenses	[1]	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		1.17%	0.92%	1.92%	1.17%
[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in the example. Although your costs may be higher or lower, based on these assumptions your costs would be:

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Tortoise Energy Infrastructure Total Return Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
A Class	663	901	1,158	1,892
Institutional Class	94	293	509	1,131
C Class	295	603	1,037	2,243
T Class	366	612	878	1,635

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
Tortoise Energy Infrastructure Total Return Fund | C Class | USD ($)	195	603	1,037	2,243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly offered, portfolio turnover information is not available. During the most recent fiscal year ended November 30, 2024, the Predecessor Fund’s (defined hereinafter) portfolio turnover rate was 22%.

Principal Investment Strategies

The Fund is a non-diversified series of Tortoise Capital Series Trust and is regulated as an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is actively managed and does not seek to track the performance of an index. The Fund’s investment objective to seek total return is non-fundamental.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of energy infrastructure companies. Energy infrastructure companies are companies that process, store, transport and market natural gas, natural gas liquids, refined products and crude oil (i.e., midstream infrastructure) as well as generate, transport and distribute electricity (i.e., power & renewable infrastructure). The Fund intends to focus its investments primarily in equity securities of midstream infrastructure and also may invest in midstream master limited partnerships (“MLPs”) and power and renewable infrastructure. MLPs, also known as publicly traded partnerships, predominately operate, or directly or indirectly own, energy-related assets. For purposes of this strategy, energy infrastructure companies include investment companies that invest primarily in energy infrastructure companies. The Fund is non-diversified.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of any market capitalization that are publicly traded on an exchange or in the over-the-counter market, consisting of common stock, but also including, among others, MLP and limited liability company (“LLC”) common units; the equity securities issued by MLP affiliates, such as common shares of corporations that own, directly or indirectly, MLP general partner interests; and other investment companies that invest in energy infrastructure companies.

MLP common units represent an equity ownership interest in an MLP. Some energy infrastructure companies in which the Fund may invest are organized as LLCs which are treated in the same manner as MLPs for federal income tax purposes. The Fund may invest in LLC common units which represent an ownership interest in the LLC. Interests in MLP and LLC common units entitle the holder to a share of the company’s success through distributions and/or capital appreciation.

Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships.

In addition, the Fund may invest in preferred equity, and convertible securities.

Under normal circumstances, the Fund may invest up to: (i) 30% of its total assets in securities denominated in the currency of a non-North American country, which may include securities issued by energy companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country; (ii) 20% of its total assets in debt securities of any issuer, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by Tortoise Capital Advisors, L.L.C., also doing business as TCA Advisors (“TCA Advisors” or the “Adviser”), to be of comparable credit quality; (iii) 15% of its net assets in illiquid investments; and (iv) 10% of its total assets in securities of any issuer. The Fund may invest in initial public offerings (“IPOs”). The Fund may invest in other investment companies to the extent permitted by the 1940 Act. The Fund may invest in permissible securities without regard to the market capitalization of the issuer of such security. The Fund will not have any duration or weighted average maturity restrictions.

Except for investments in illiquid investments, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions. To the extent that market value fluctuations cause illiquid investments held by the Fund to exceed 15% of its net assets, the Fund will determine how to remediate the excess illiquid investments in accordance with the 1940 Act and the Fund’s policies and procedures.

Tortoise Capital Advisors, L.L.C. also doing business as TCA Advisors, (“TCA Advisors” or the “Adviser”) seeks to invest the Fund in securities that offer a combination of yield, growth and quality, intended to result in attractive long-term total returns. The Adviser’s securities selection process includes a comparison of quantitative, qualitative and relative value factors. Primary emphasis will be placed on proprietary models constructed and maintained by the Adviser’s in-house investment team, although the Adviser may use research provided by broker-dealers and investment firms. To determine whether a company meets its criteria, the Adviser will generally look for long-lived energy infrastructure companies with essential assets with long economic lives (generally 20 years or more), high barriers to entry, total return potential, predictable revenue and stable operating structures, and experienced, operations-focused management teams.

Principal Risks
Performance History

On April 28, 2025, the shareholders of Tortoise Energy Infrastructure Total Return Fund, a series of Managed Portfolio Series, a Delaware statutory trust that is registered as an open-end management investment company (the “Predecessor Fund”), approved an Agreement and Plan of Reorganization (the “Plan”) by and between Managed Portfolio Series, on behalf of the Predecessor Fund, and Tortoise Capital Series Trust (the “Trust”), on behalf of the Fund, pursuant to which the Predecessor Fund would be reorganized through an asset and liabilities acquisition into the Fund (the “Reorganization”). The Reorganization was completed on May 9, 2025. As a result of the Reorganization, the Fund has assumed the performance history of the Predecessor Fund.

The accompanying bar chart and table provide some indication of the risks of investing in the Predecessor Fund. The bar chart shows the changes in the Predecessor Fund’s annual total returns from year to year. Following the bar chart is the Predecessor Fund’s highest and lowest quarterly returns during the periods shown in the bar chart. The table illustrates how the Predecessor Fund’s average annual returns for the 1-year, 5-year, 10-year and since-inception periods compare with those of a broad measure of market performance. Fund returns shown in the performance table reflect the maximum sales charge of 5.50% for the Fund’s A Class and the contingent deferred sales charge of 1.00% during the one-year period for the C Class. Past performance (before and after taxes) will not necessarily continue in the future. The Fund adopted the financial statements and the performance history of the Predecessor Fund.

Updated information on the Fund’s results can be obtained by visiting www.tortoisecapital.com or by calling toll-free at (844) 874-6339.

Predecessor Fund Calendar Year Total Returns as of 12/31

(1) Predecessor Fund’s calendar year-to-date total return based on net asset value for the period January 1, 2025 to March 31, 2025 was 6.98%.
During the periods shown in the chart above:
Best Quarter		Worst Quarter
Quarter Ended June 30, 2020	29.35%	Quarter Ended March 31, 2020	-49.32%

Average Annual Total Returns for the Periods Ended December 31, 2024
Average Annual Returns - Tortoise Energy Infrastructure Total Return Fund	Label	1 Year	[1]	5 Years	[1]	10 Years	[1]
Institutional Class	Return Before Taxes (no load based on NAV)	34.61%		13.03%		8.38%
Institutional Class | Return After Taxes on Distributions	Return After Taxes on Distributions	42.26%		14.02%		5.47%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	25.69%		11.51%		4.59%
A Class	Return Before Taxes (based on NAV)	42.48%		14.31%		5.72%
C Class	Return Before Taxes (based on NAV)	40.54%	[2]	13.48%	[2]	4.97%	[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		13.10%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)	Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)	43.13%	[3]	16.31%	[3]	6.90%	[3]
Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)	38.46%	[4]	14.17%	[4]	7.73%	[4]
[1]	No returns are shown for T Class Shares since T Class Shares are not currently available for purchase. Average annual total returns for T Class Shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would be invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.
[2]	The Fund offers multiple classes of shares. The Institutional and A Class commenced operations on May 31, 2011 and C Class commenced operations on September 19, 2012. Performance shown prior to inception of the C Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to C Class.
[3]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in midstream energy activities.
[4]	The Tortoise North American Pipeline IndexSM is a float-adjusted, capitalization weighted index of pipeline companies headquartered in the United States and Canada.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.